SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) derivative	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 1,060	$ 87	$ 294
Net loss	38,766	$ 16,565	23,427	$ 19,415
Accumulated deficit	$ 110,235		$ 71,469	48,042
Number of operating segments	2		2
Number of reporting segments	1		1
Allowance for doubtful accounts			$ 0
Impairment of Intangible Assets, Finite-lived			$ 0	0
Number of performance obligation | item			2
Advertising expenses			$ 437	22
Vesting period			4 years
Stock option grants, term			10 years
Uncertain tax positions			$ 0	$ 0